Lease Obligations	12 Months Ended
Dec. 31, 2021
Lease Obligations
Lease Obligations

14.   LEASE OBLIGATIONS

	Minimum lease payments
As at	December 31, 2021	December 31, 2020
Less than one year	$12,292	$7,367
Between one and five years	13,380	10,209
More than five years	15,983	14,127
	41,655	31,703
Less: future finance charges	(12,250)	(12,206)
Present value of minimum lease payments	29,405	19,497
Less: current portion	(10,523)	(6,978)
Non-current portion	$18,882	$12,519

As at December 31, 2021, there were $29.3 million of lease obligations related to mining equipment and $0.1 million of other leases.